NET REVENUES	12 Months Ended
Dec. 31, 2018
NET REVENUES
NET REVENUES

NOTE 18 – NET REVENUES:

	Year Ended December 31,
	2018	2017	2016
	U.S dollars in thousands
Licensing	—	—	100
Commercialization of product	4,671	3,240	—
Promotional services	3,689	767	—
Other revenues			1
	8,360	4,007	101

In 2018 and 2017, revenues consist solely revenues with respect to commercialization and promotional activities of the company’s commercial products, as detailed in note 1a(2).